Lease (Schedule of Operating Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Lease costs
Operating lease costs	$ 71	$ 74
Total lease costs	$ 71	$ 74